UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2011 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 20.6%
Actuant Corporation (Class A)	382,200	$7,548,450
Franklin Electric Co., Inc.	273,200	9,911,696
Graco Inc.	479,100	16,356,474
HNI Corporation	621,633	11,891,839
IDEX Corporation	516,900	16,106,604
Rotork plc	24,651	596,756
WABCO Holdings Inc.	463,500	17,548,110
Zebra Technologies Corporation (Class A)*	465,300	14,396,382
		$94,356,311
BUSINESS SERVICES & SUPPLIES — 18.6%
Aggreko plc	149,534	$3,797,102
Brady Corporation (Class A)	412,400	10,899,732
CLARCOR, Inc.	305,800	12,654,004
Copart, Inc.*	415,700	16,262,184
Halma plc	700,000	3,443,720
Manpower Inc.	286,700	9,638,854
ScanSource, Inc.*	774,663	22,899,038
Spirax-Sarco Engineering plc	190,000	5,313,331
		$84,907,965
RETAILING — 17.8%
CarMax, Inc.*	922,200	$21,994,470
L’Occitane International S.A.	475,000	965,010
O’Reilly Automotive, Inc.*	573,400	38,205,642
Signet Jewelers Limited*	602,900	20,378,020
		$81,543,142
HEALTH CARE — 15.0%
Bio-Rad Laboratories, Inc. (Class A)*	178,900	$16,238,753
bioMerieux S.A.	21,400	1,876,737
Life Technologies Corporation*	501,398	19,268,725
Lincare Holdings Inc.	688,100	15,482,250
Sonova Holding AG	53,500	4,880,527
Varian Medical Systems, Inc.*	50,800	2,649,728
VCA Antech, Inc.*	500,000	7,990,000
		$68,386,720
ENERGY — 7.2%
FMC Technologies, Inc.*	372,700	$14,013,520
Noble Corporation	640,300	18,792,805
		$32,806,325

TECHNOLOGY — 5.8%
Dolby Laboratories, Inc. (Class A)*	140,600	$3,858,064
Maxim Integrated Products, Inc.	374,600	8,739,418
Microchip Technology Incorporated	453,851	14,119,305
		$26,716,787
TRANSPORTATION — 5.4%
Heartland Express, Inc.	999,600	$13,554,576
Knight Transportation, Inc.	847,900	11,285,549
		$24,840,125
ENTERTAINMENT — 3.2%
Carnival Corporation (Class A)	477,800	$14,477,340

TOTAL COMMON STOCKS — 93.6% (Cost $343,464,908)		$428,034,715

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,419,000
ProLogis (Series S)	120,000	2,718,000
TOTAL PREFERRED STOCKS — 1.1% (Cost $5,726,454)		$5,137,000

CONVERTIBLE BONDS AND DEBENTURES — 0.7% (Cost $2,438,125)
Transocean, Inc. — 1.5% 2037	$3,000,000	$2,988,750

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE
Deluxe Corporation — 5.125% 2014	$2,000,000	$1,991,100
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	2,060,700
Kansas City Southern RY CO — 8% 2015	2,000,000	2,134,540
Nova Chemicals Corporation — 6.5% 2012	1,970,000	1,979,732
Rock-Tenn Co. — 9.25% 2016	2,000,000	2,130,000
SPX Corporation — 7.625% 2014	2,000,000	2,144,760
Service Corp International — 7.375% 2014	1,000,000	1,086,830
Stone Energy Corporation — 6.75% 2014	2,000,000	1,930,000
TOTAL NON- CONVERTIBLE BONDS AND DEBENTURES — 3.4% (Cost $15,214,450)		$15,457,662

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $366,843,937)		$451,618,127

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement
— 0.01% 10/03/11 (Collateralized by $5,445,000 Principal Amount U.S. Treasury Notes — 1.375% 2018)	$5,302,262	$5,302,264

— 0.01% 10/03/11 (Collateralized by $430,000 Principal Amount U.S. Treasury Notes — 3.125% 2019)	473,738	473,738
TOTAL SHORT-TERM INVESTMENTS — 1.2% (Cost $5,776,002)		$5,776,002

TOTAL INVESTMENTS — 100.0% (Cost $372,619,939) — Note 2		$457,394,129
Other assets and liabilities, net — (0.0)%		(138,925)
TOTAL NET ASSETS — 100.0%		$457,255,204

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, or under the direction of, the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2011:

Investments	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Common Stocks (1)	$428,034,715	—	—	$428,034,715
Preferred Stocks (1)	5,137,000	—	—	5,137,000
Convertible Bonds & Debentures	—	$2,988,750	—	2,988,750
Non-Convertible Bonds & Debentures	—	15,457,662	—	15,457,662
Short-Term Investments (2)	—	5,776,002	—	5,776,002
Total Investments	$433,171,715	$24,222,414	—	$457,394,129

(1)        All common and preferred stocks are classified under Level 1. The Portfolio of investments provides further information on major security types.

(2)        Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3)        Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.  Additionally, there were no transfers into or out of Level 3 during the period ended September 30, 2011.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $367,017,266 for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$106,497,988
Gross unrealized depreciation:	(21,897,127)
Net unrealized appreciation:	$84,600,861

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 28, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 28, 2011